UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1. Schedule of Investments.

PHOCAS REAL ESTATE FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2016

Shares	Security Description	Value
Common Stock (REITs) - 99.7%
Apartments - 15.8%
4,000	AvalonBay Communities, Inc.	$760,800
2,778	Camden Property Trust	233,602
5,064	Equity Residential	379,952
2,027	Essex Property Trust, Inc.	474,034
		1,848,388
Diversified - 8.0%
5,860	CoreSite Realty Corp.	410,259
5,197	QTS Realty Trust, Inc., Class A REIT	246,234
2,892	Vornado Realty Trust	273,091
		929,584

Health Care - 7.3%
11,012	Sabra Health Care REIT, Inc.	221,231
4,015	Ventas, Inc.	252,784
5,463	Welltower, Inc. REIT	378,805
		852,820
Industrial - 7.8%
18,712	First Industrial Realty Trust, Inc.	425,511
13,976	Rexford Industrial Realty, Inc. REIT	253,804
11,628	STAG Industrial, Inc.	236,746
		916,061
Lodging/Resorts - 3.9%
7,671	Chatham Lodging Trust	164,390
10,050	Pebblebrook Hotel Trust	292,153
		456,543
Manufactured Homes - 2.2%
3,590	Sun Communities, Inc.	257,080
Mixed - 1.1%
14,642	First Potomac Realty Trust	132,656
Office - 19.6%
7,056	Alexandria Real Estate Equities, Inc.	641,320
2,825	Boston Properties, Inc.	359,001
11,968	Hudson Pacific Properties, Inc.	346,115
7,624	Kilroy Realty Corp.	471,697
3,884	New York REIT, Inc.	39,228
4,471	SL Green Realty Corp.	433,150
		2,290,511
Regional Malls - 13.2%
13,808	General Growth Properties, Inc.	410,512
5,452	Simon Property Group, Inc.	1,132,326
		1,542,838
Self Storage - 9.5%
9,641	Extra Space Storage, Inc.	901,048
9,602	National Storage Affiliates Trust REIT	203,562
		1,104,610
Shopping Centers - 8.4%
13,588	Acadia Realty Trust	477,347
7,985	Kite Realty Group Trust	221,264
3,753	Regency Centers Corp.	280,912
		979,523
Total Common Stock (REITs) (Cost $8,107,711)	11,310,614
Money Market Fund - 2.9%
335,814	Dreyfus Cash Management, 0.32% (a) (Cost $335,814)	335,814

Total Investments - 99.7% (Cost $8,443,525)*	$11,646,428
Other Assets & Liabilities, Net – 0.3%	40,594
Net Assets – 100.0%	$11,687,022

REIT	Real Estate Investment Trust
(a)	Variable rate security. Rate presented is as of March 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,414,426
Gross Unrealized Depreciation	(211,523)
Net Unrealized Appreciation	$3,202,903

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$11,310,614
Level 2 - Other Significant Observable Inputs	335,814
Level 3 - Significant Unobservable Inputs	-
Total	$11,646,428

The Level 1 value displayed in this table is Common Stock (REITs). The Level 2 valued displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FORUM FUNDS II
By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 28, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 28, 2016
By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	April 28, 2016